Equity (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2003
Distributions Payable [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 0.563	$ 0.560	$ 0.550	$ 0.512	$ 0.510	$ 0.508	$ 0.506	$ 0.504		$ 2.19	$ 2.03	$ 2.00
Distribution Paid Date	2012-01				2011-01					2012-01	2011-01
Dividends Payable Record Date										Dec. 31, 2011	Dec. 31, 2010
Redeemable Noncontrolling Interests [Abstract]
Beginning redeemable noncontrolling interest value				$ 7,546,000				$ 7,692,000	$ 7,700,000	$ 7,546,000	$ 7,692,000	$ 18,085,000
Noncontrolling Interest, Change in Redemption Value										(455,000)	(471,000)	6,773,000
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest	682,000	637,000	1,000	603,000	595,000	106,000	417,000	175,000		1,923,000	1,293,000	2,258,000
Minority Interest Decrease From Distributions To Redeemable Noncontrolling Interest Holders										(1,309,000)	(956,000)	(4,056,000)
Minority Interest Decrease From Redemptions Of Redeemable Noncontrolling Interests												(15,380,000)
Foreign Currency Translation Adjustment Attributable To Redeemable Noncontrolling Interests										(5,000)	(12,000)	12,000
Ending redeemable noncontrolling interest value	7,700,000				7,546,000					7,700,000	7,546,000	7,692,000	18,085,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross														1,500,000
Tax Benefit from Stock Options Exercised											(1,637,000)	4,817,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross									168,900					1,500,000
Percent Ownership In Subsidary By Officers												7.70%	23.00%	13.00%
Share Based Compensation Awards Vesting Period														five years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period										449,660	399,507	201,701	1,500,000
Stock Issued During Period, Value, Share-based Compensation, Gross														2,500,000
Full Vesting Date														31-Dec-07
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 27.71				$ 22.26					$ 27.71	$ 22.26	$ 22.29	$ 1
Accumulated Other Comprehensive Income [Abstract]
Unrealized gain on marketable securities	37,000				48,000					37,000	48,000
Unrealized loss on derivative instruments	(5,246,000)				(1,658,000)					(5,246,000)	(1,658,000)
Foreign currency translation adjustment	(3,298,000)				(1,853,000)					(3,298,000)	(1,853,000)
Accumulated other comprehensive Income (loss)	(8,507,000)				(3,463,000)					(8,507,000)	(3,463,000)
Earnings Per Share [Abstract]
Net income attributable to W. P. Carey members	9,091,000	25,202,000	81,443,000	23,343,000	19,781,000	16,346,000	23,432,000	14,413,000		139,079,000	73,972,000	69,023,000
Allocation of distribution equivalents paid on unvested restricted stock units in excess of net income										(2,130,000)	(440,000)	(1,127,000)
Net Income - Basic										136,949,000	73,532,000	67,896,000
Dilutive Securities										0	724,000	1,250,000
Net Income - Diluted										136,949,000	74,256,000	69,146,000
Basic										39,819,475	39,514,746	39,019,709
Effect of dilutive securities										278,620	493,148	693,026
Diluted										40,098,095	40,007,894	39,712,735
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount										207,258	247,750	485,408
Stock Issued During Period, Shares, Restricted Stock Award, Gross									168,900					1,500,000
Stock Issued During Period Shares Performance Stock Award Gross									282,400
December Repurchase Plan [Member]
Stock Repurchase Plan [Line Items]
Stock Repurchase Plan Description													In December 2008, the Executive Committee of our board of directors (the “Executive Committee”) approved a program to repurchase up to $10.0 million of our common stock through March 4, 2009 or the date the maximum was reached, if earlier.
Stock Repurchased During Period Value													9,300,000
Stock Repurchase Program, Authorized Amount													10,000,000
March Repurchase Plan [Member]
Stock Repurchase Plan [Line Items]
Stock Repurchase Plan Description												In March 2009, the Executive Committee approved an additional program to repurchase up to $3.5 million of our common stock through March 27, 2009 or the date the maximum was reached, if earlier.
Stock Repurchased During Period Value												2,800,000
Stock Repurchase Program, Authorized Amount												$ 3,500,000